Derivative Financial Instruments - Schedule of Fair Value of Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Derivative Financial Instruments - Schedule of Fair Value of Derivative Financial Instruments (Details) [Line Items]
Derivative Liability, Current	$ 7,950,503
Derivative Liability, Notional Amount
Series A Warrants - November 2024 Offering [Member]
Derivative Financial Instruments - Schedule of Fair Value of Derivative Financial Instruments (Details) [Line Items]
Derivative Liability, Current	$ 7,950,503
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Current	Derivative Liability, Current